Financial Instruments (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income		R$ 14,394
Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income		14,394
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income		14,394
Not later than one year [member] | Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income		14,394
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income
Later than one year and not later than two years [member] | Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income
Later than two years and not later than three years [member] | Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income
Later than five years [member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income
Later than five years [member] | Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income